Subsequent event	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent event
33.	Subsequent event

The Company is, in the course of its business, subject to lawsuits and other claims. On April 15, 2019, the Company announced its intention to enter into a series of related arrangements to restructure its outstanding indebtedness, reduce its interest and certain other payment obligations, and raise sufficient cash to build a robust balance-sheet for the next phase of its development, collectively the refinancing transactions, which included (i) an offering of common shares through private placements for gross proceeds of $75,000 (note 18a), (ii) the conversion of approximately $229.0 million of the outstanding SALP debt into common shares (note 16), (iii) the adjustment of the terms of certain outstanding warrants (note 16) and (iv) a rights offering to all shareholders whereby each shareholder received one right for each common share held (note 18a). The restructuring transaction occurred on April 23, 2019.

On March 2, 2021, the Company was served with an action instituted by multiple individual shareholder plaintiffs, or the plaintiffs, against the Company, SALP, the directors that were on the Company’s Board on March 31, 2019 or on April 15, 2019, certain officers of the Company and other parties involved with the above refinancing transactions, together referred to as the defendants.

The plaintiffs allege, among other things, that, as part of the refinancing transactions, the defendants (i) undervalued certain products, (ii) reduced certain of their operational activities, (iii) artificially devalued certain assets in order for them to be written-off in the consolidated statement of financial position, (iv) conducted their business in a manner that prevented them from obtaining financing from certain parties and (v) never properly disclosed their financial difficulties, the alleged collective result of which was, among other things, that SALP and Thomvest Asset Management were able to take control of the Company to the detriment of the minority shareholders.

The plaintiffs seek almost $700 million in damages, approximately $664 million of which is based on the loss of future value of the Company’s shares.

The Company believes that the plaintiffs’ claims are completely without merit and intends to vigorously defend itself. Defence and settlement costs associated with such lawsuits and claims can be substantial, even when these lawsuits and claims have no merit. Due to the inherent uncertainty of the litigation process, the resolution of any particular legal proceeding could have an adverse effect on the Company’s operating results or financial performance. No provisions have been recorded in the consolidated financial statements in regards to these claims.